S-K 1603(b) Conflicts of Interest	Oct. 08, 2026
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	As a result, our sponsor, Pilgrim Global and/or officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved.